Land Use Rights	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
LAND USE RIGHTS

Note 6 – LAND USE RIGHTS

	December 31, 2018	December 31, 2017
Land use rights	$1,041,736	$232,550
Accumulated depreciation	(27,198)	(21,527)
Land use rights, net	$1,014,538	$211,023

During the years ended December 31, 2018, 2017 and 2016, amortization expense amounted to $7,099, $14,283 and $3,147, respectively. The Company expects to record amortization expense of $21,979, $21,979, $21,979, $21,979, $21,979 and $904,643 for 2019, 2020, 2021, 2022, 2023 and thereafter, respectively.

As of December 31, 2018 and 2017, land use right with net book value of $820,343 and $115,056, respectively, was pledged as collateral under certain loan arrangements.